WARRANTS AND OPTIONS (Details Narrative) $ in Thousands										12 Months Ended
	Dec. 30, 2025 shares	Dec. 28, 2025 shares	Jun. 20, 2025 shares	Feb. 12, 2025 shares	Jan. 15, 2025 shares	Aug. 14, 2024 shares	Jun. 28, 2023 shares	Apr. 18, 2023 shares	Jan. 04, 2023 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Share based compensation | $										$ 20,322	$ 1,913	$ 4,802
Employees [member]
IfrsStatementLineItems [Line Items]
Description of RSU's vesting and conversion					The share options vest quarterly starting on January 15, 2026
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $										12,703	729	4,245
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $										$ 7,619	$ 1,184	$ 1,079
RSU's granted										1,545,000	326,000
RSU's exercisable											930,000
Restricted share units [member] | Directors officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted									410,800
Description of RSU's vesting and conversion									The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 410,800 common shares of no-par value in the Company
Restricted share units [member] | Executives and directors [member]
IfrsStatementLineItems [Line Items]
RSU's granted									104,000
Restricted share units [member] | Employees [member]
IfrsStatementLineItems [Line Items]
RSU's granted								46,500
Description of RSU's vesting and conversion								46,500
Restricted share units [member] | Officers [member]
IfrsStatementLineItems [Line Items]
RSU's granted							66,000
Description of RSU's vesting and conversion							The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 66,000 common shares of no-par value in the Company (“Common Shares”)
Restricted share units [member] | Officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted						326,000
Description of RSU's vesting and conversion						The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 326,000 common shares of no-par value in the Company
Restricted share units [member] | Employee [Member]
IfrsStatementLineItems [Line Items]
RSU's granted					20,000
Restricted share units [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
RSU's granted		500,000		400,000
Description of RSU's vesting and conversion		The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 30,000 smart carts		The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
RSU's granted	500,000		125,000